Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 1,102	$ 971
Intangible assets with an indefinite useful life or not yet available for use	131	335
Goodwill and intangible assets, net	$ 1,233	$ 1,306